Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument
The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. For measurement purposes, they are carried at fair value when conditions requiring separation are met
.

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930
	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (1)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (2), (3)	(11)	102,597			430,936	431,158	533,522	533,744
Bank (4)	–	7,072			25,449	25,462	32,521	32,534
	139	124,271			711,787	711,735	836,197	836,145
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (3), (5)	(1,434)	18			55,766	55,729	54,350	54,313
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Amounts have been reclassified to conform with this presentation.
(4)	Bank deposits refer to deposits from regulated banks and central banks.
(5)	Includes Acceptances and financial instruments recognized in Other liabilities .

Summary of Liabilities Designated as at Fair Value through Profit or Loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

.	As at or for the year ended October 31, 2019 (1)

(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$17,307	$17,394	$87	$3	$22
Business and government (3)	110,763	111,389	626	(76)	210
Bank (4)	3,031	3,032	1	–	–
	131,101	131,815	714	(73)	232
Obligations related to assets sold under repurchase agreements and securities loaned	218,604	218,612	8	–	–
Other liabilities	91	91	–	–	–
	$349,796	$350,518	$722	$(73)	$232

.	As at or for the year ended October 31, 2018 (1)

(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$14,726	$14,602	$(124)	$(41)	$19
Business and government (3), (5)	102,640	102,597	(43)	(134)	285
Bank (4)	7,067	7,072	5	–	–
	124,433	124,271	(162)	(175)	304
Obligations related to assets sold under repurchase agreements and securities loaned	201,924	201,839	(85)	–	–
Other liabilities	18	18	–	–	–
	$326,375	$326,128	$(247)	$(175)	$304

(1)	There are no changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)	The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2019, $4 million of fair value losses previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2018 – $7 million fair value losses).
(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.
(5)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Amounts have been reclassified to conform with this presentation.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss

	For the year ended

(Millions of Canadian dollars)	October 31 2019	October 31 2018
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$3,564	$(265)
Designated as fair value through profit or loss (3), (4)	(1,821)	2,067
	$1,743	$1,802
By product line (1)
Interest rate and credit (4), (5)	$1,534	$1,535
Equities	(144)	(164)
Foreign exchange and commodities	353	431
	$1,743	$1,802

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net gains from financial instruments designated as FVTPL of $1,303 million (October 31, 2018 – losses of $400 million).
(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)	For the year ended October 31, 2019, $1,810 million of net fair value losses on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2018 – gains of $2,052 million).
(4)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.
(5)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments

	For the year ended
(Millions of Canadian dollars)	October 31 2019	October 31 2018 (1)
Interest and dividend income (2), (3)
Financial instruments measured at fair value through profit or loss (4)	$12,103	$7,800
Financial instruments measured at fair value through other comprehensive income	1,132	802
Financial instruments measured at amortized cost	28,098	24,419
	41,333	33,021
Interest expense (2)
Financial instruments measured at fair value through profit or loss (4)	$10,507	$6,542
Financial instruments measured at amortized cost	11,077	8,527
	21,584	15,069
Net interest income	$19,749	$17,952

(1)	Amounts have been revised from those previously presented.
(2)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $486 million (October 31, 2018 – $479 million), and Interest expense of $4 million (October 31, 2018 – $4 million).
(3)	Includes dividend income for the year ended October 31, 2019 of $2,057 million (October 31, 2018 – $1,561 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(4)	Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in net interest income. Comparative amounts have been reclassified to conform with this presentation.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy

	As at
	October 31, 2019						October 31, 2018
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$		$22,283	$–	$20,274	$–	$		$20,274
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	14,655	5,474	–			20,129	8,342	6,231	–			14,573
Provincial and municipal	–	11,282	–			11,282	–	11,350	–			11,350
U.S. state, municipal and agencies (1)	2,050	39,584	58			41,692	2,068	31,030	66			33,164
Other OECD government (2)	2,786	3,710	–			6,496	1,151	9,018	–			10,169
Mortgage-backed securities (1)	–	482	–			482	–	1,001	–			1,001
Asset-backed securities
Non-CDO securities (3)	–	1,333	2			1,335	–	1,023	110			1,133
Corporate debt and other debt	1	23,643	21			23,665	2	22,303	21			22,326
Equities	38,309	1,925	1,219			41,453	30,847	2,547	1,148			34,542
	57,801	87,433	1,300			146,534	42,410	84,503	1,345			128,258
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	–	657	–			657	–	238	–			238
Provincial and municipal	–	2,898	–			2,898	–	1,554	–			1,554
U.S. state, municipal and agencies (1)	210	20,666	–			20,876	–	18,136	–			18,136
Other OECD government	–	4,251	–			4,251	–	1,470	–			1,470
Mortgage-backed securities (1)	–	2,675	27			2,702	–	2,174	–			2,174
Asset-backed securities
CDO	–	7,300	–			7,300	–	6,239	–			6,239
Non-CDO securities	–	849	–			849	–	863	–			863
Corporate debt and other debt	–	17,537	153			17,690	–	17,227	192			17,419
Equities	42	127	294			463	42	127	237			406
	252	56,960	474			57,686	42	48,028	429			48,499
Assets purchased under reverse repurchase agreements and securities borrowed	–	246,068	–			246,068	–	219,108	–			219,108
Loans	–	9,294	680			9,974	–	8,929	551			9,480
Other
Derivatives
Interest rate contracts	1	46,095	349			46,445	1	33,862	222			34,085
Foreign exchange contracts	–	40,768	48			40,816	–	43,253	53			43,306
Credit derivatives	–	169	–			169	–	38	–			38
Other contracts	2,852	12,674	11			15,537	5,868	11,654	296			17,818
Valuation adjustments	–	(712)	15			(697)	–	(631)	6			(625)
Total gross derivatives	2,853	98,994	423			102,270	5,869	88,176	577			94,622
Netting adjustments					(710)	(710)					(583)	(583)
Total derivatives						101,560						94,039
Other assets	1,119	1,960	77			3,156	1,020	288	65			1,373
	$62,025	$522,992	$2,954		$(710)	$587,261	$49,341	$469,306	$2,967		$(583)	$521,031
Financial liabilities
Deposits
Personal	$–	$17,378	$156	$		$17,534	$–	$14,362	$390	$		$14,752
Business and government (4)	–	111,540	–			111,540	–	102,591	(5)			102,586
Bank	–	3,032	–			3,032	–	7,072	–			7,072
Other
Obligations related to securities sold short	20,512	14,557	–			35,069	17,732	14,515	–			32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612	–			218,612	–	201,839	–			201,839
Derivatives
Interest rate contracts	–	39,165	934			40,099	–	29,620	726			30,346
Foreign exchange contracts	–	40,183	27			40,210	–	41,836	32			41,868
Credit derivatives	–	282	–			282	–	94	–			94
Other contracts	2,675	15,776	206			18,657	4,369	13,730	380			18,479
Valuation adjustments	–	12	(7)			5	–	29	5			34
Total gross derivatives	2,675	95,418	1,160			99,253	4,369	85,309	1,143			90,821
Netting adjustments					(710)	(710)					(583)	(583)
Total derivatives						98,543						90,238
Other liabilities	102	(1,280)	60			(1,118)	170	(1,654)	68			(1,416)
	$23,289	$459,257	$1,376		$(710)	$483,212	$22,271	$424,034	$1,596		$(583)	$447,318

(1)	As at October 31, 2019, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $22,365 million and $nil (October 31, 2018 – $16,776 million and $nil), respectively, and in all fair value levels of Investment securities were $6,474 million and $2,046 million (October 31, 2018 – $4,713 million and $1,348 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.
(4)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Comparative amounts have been reclassified to conform with this presentation.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2019 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.60%	3.00%	1.65%
	U.S. state, municipal and agencies debt	58			Default rates	3.00%	3.00%	3.00%
	Asset-backed securities	2			Prepayment rates	8.00%	8.00%	8.00%
					Recovery rates	96.50%	96.50%	96.50%
Corporate debt				Price-based	Prices	$ 20.00	$131.78	$110.30
	Corporate debt and other debt	24		Discounted cash flows	Credit spread	1.02%	11.34%	6.18%
	Loans	680			Credit enhancement	11.82%	15.75%	13.13%
Government debt and municipal bonds				Price-based	Prices	$ 65.50	$100.00	$65.67
	U.S. state, municipal and agencies debt	–		Discounted cash flows	Yields	4.70%	6.63%	5.80%
	Mortgage-backed securities	27
	Corporate debt and other debt	150
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.00X	24.90X	10.23X
	Equities	1,513		Price-based	P/E multiples	9.70X	29.90X	16.11X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	0.90X	5.93X	3.55X
					Liquidity discounts (4)	10.00%	40.00%	17.6 4%
					Discount rate	10.00%	12.00%	10.45%
					NAV / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	380		Discounted cash flows	Interest rates	1.27%	2.16%	Even
	Derivative related liabilities		943	Option pricing model	CPI swap rates	1.40%	2.00%	Even
					IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.10%	8.77%	Lower
	Derivative related assets	11		Option pricing model	Equity (EQ)-EQ correlations	34.00%	95.40%	Middle
	Deposits		156		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		180		EQ volatilities	4.00%	110.00%	Upper
Other (8)
	Derivative related assets	32
	Other assets	77
	Deposits		–
	Derivative related liabilities		27
	Other liabilities		60
Total		$2,954	$1,376

As at October 31, 2018 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value			Significant unobservable inputs (3)	Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques		Low	High	Weighted average / Inputs distribution
Non-derivative financial instruments
Auction rate securities				Discounted cash flows	Discount margins	1.32%	2.70%	1.95%
	U.S. state, municipal and agencies debt	45			Default rates	3.00%	3.00%	3.00%
	Asset-backed securities	110			Prepayment rates	4.00%	5.50%	4.56%
					Recovery rates	96.50%	97.50%	96.59%
Corporate debt				Price-based	Prices	$72.00	$123.06	$103.84
	Corporate debt and other debt	28		Discounted cash flows	Credit spread	0.90%	11.30%	4.50%
	Loans	551			Credit enhancement	11.80%	15.80%	13.10%
Government debt and municipal bonds				Price-based	Prices	$65.50	$100.00	$66.41
	U.S. state, municipal and agencies debt	21		Discounted cash flows	Yields	3.50%	7.60%	5.75%
	Mortgage-backed securities	–
	Corporate debt and other debt	185
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	6.16X	17.80X	14.46X
	Equities	1,385		Price-based	P/E multiples	9.10X	26.41X	18.26X
	Derivative related liabilities		24	Discounted cash flows	EV/Rev multiples	0.90X	6.63X	4.86X
					Liquidity discounts (4)	10.00%	40.00%	18.27%
					Discount rate	10.52%	10.52%	10.52%
					NAV / prices (5)	n.a.	n.a.	n.a.
Derivative financial instruments (6)
Interest rate derivatives and interest-rate-linked structured notes (7)	Derivative related assets	260		Discounted cash flows	Interest rates	2.30%	3.00%	Even
	Derivative related liabilities		740	Option pricing model	CPI swap rates	1.90%	2.10%	Even
					IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (7)				Discounted cash flows	Dividend yields	0.30%	8.40%	Lower
	Derivative related assets	281		Option pricing model	Equity (EQ)-EQ correlations	(55.00)%	100.00%	Middle
	Deposits		390		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		328		EQ volatilities	8.00%	164.00%	Upper
Other (8)
	Derivative related assets	36
	Other assets	65
	Deposits		(5)
	Derivative related liabilities		51
	Other liabilities		68
Total		$2,967	$1,596

(1)	The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.
(2)	Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end
trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.
(3)	The acronyms stand for the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).
(4)	Fair value of securities with liquidity discount inputs totalled $255 million (October 31, 2018 – $207 million).
(5)	NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units.
Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.

(6)	The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.
(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)	Other primarily includes certain insignificant instruments such as commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.
n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$–	$1	$–	$(9)	$–	$–	$58	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(123)	–	–	2	3
Corporate debt and other debt	21	1	1	–	(2)	–	–	21	1
Equities	1,148	(76)	2	333	(226)	39	(1)	1,219	(20)
	1,345	(60)	4	333	(360)	39	(1)	1,300	(16)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	24	–	(60)	–	–	153	n.a.
Equities	237	–	16	5	36	–	–	294	n.a.
	429	(3)	40	32	(24)	–	–	474	n.a.
Loans	551	40	2	830	(481)	55	(317)	680	19
Other
Net derivative balances (3)
Interest rate contracts	(504)	(79)	–	(197)	217	(7)	(15)	(585)	(42)
Foreign exchange contracts	21	12	–	–	(6)	4	(10)	21	32
Other contracts	(84)	131	2	(131)	18	(38)	(93)	(195)	115
Valuation adjustments	1	–	–	–	21	–	–	22	–
Other assets	65	28	–	–	(16)	–	–	77	27
	$1,824	$69	$48	$867	$(631)	$53	$(436)	$1,794	$135
Liabilities
Deposits
Personal	$(390)	$(38)	$–	$(102)	$29	$(214)	$559	$(156)	$–
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(16)	(1)	1	24	–	–	(60)	(12)
	$(453)	$(54)	$(1)	$(101)	$53	$(214)	$554	$(216)	$(12)

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$508	$16	$(3)	$–	$(455)	$–	$–	$66	$(1)
Asset-backed securities
Non-CDO securities	196	28	2	–	(116)	–	–	110	1
Corporate debt and other debt	30	(2)	–	–	(2)	–	(5)	21	(1)
Equities	923	(160)	37	395	(170)	125	(2)	1,148	(24)
	1,657	(118)	36	395	(743)	125	(7)	1,345	(25)
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(30)	6	125	(144)	206	–	192	n.a.
Equities	220	–	20	–	(3)	–	–	237	n.a.
	249	(30)	26	125	(147)	206	–	429	n.a.
Loans	477	(3)	(3)	450	(291)	16	(95)	551	14
Other
Net derivative balances (3)
Interest rate contracts	(455)	21	–	67	73	7	(217)	(504)	(3)
Foreign exchange contracts	21	(10)	(4)	11	2	5	(4)	21	(5)
Other contracts	(181)	34	(2)	(88)	(42)	(36)	231	(84)	79
Valuation adjustments	(16)	–	–	–	17	–	–	1	–
Other assets	–	(5)	–	71	(1)	–	–	65	(5)
	$1,752	$(111)	$53	$1,031	$(1,132)	$323	$(92)	$1,824	$55
Liabilities
Deposits
Personal	$(465)	$(36)	$(4)	$(301)	$44	$(431)	$803	$(390)	$(8)
Business and government	–	–	–	5	–	–	–	5	–
Other
Other liabilities	(24)	–	(1)	(53)	10	–	–	(68)	4
	$(489)	$(36)	$(5)	$(349)	$54	$(431)	$803	$(453)	$(4)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $43 million for the year ended October 31, 2019 (October 31, 2018 – gains of $33 million) excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2019 included derivative assets of $423 million (October 31, 2018 – $577 million) and derivative liabilities of $1,160 million (October 31, 2018 – $1,143 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2019			October 31, 2018

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$1	$(1)	$66	$–	$(1)
Asset-backed securities	2	–	–	110	7	(10)
Corporate debt and other debt	21	–	–	21	–	–
Equities	1,219	13	(14)	1,148	12	(12)
Investment
Mortgage-backed securities	27	1	(1)	–	–	–
Corporate debt and other debt	153	15	(13)	192	19	(16)
Equities	294	26	(27)	237	24	(26)
Loans	680	9	(12)	551	5	(7)
Derivatives	423	6	(3)	577	20	(18)
Other assets	77	–	–	65	–	–
	$2,954	$71	$(71)	$2,967	$87	$(90)
Deposits	$(156)	$4	$(4)	$(385)	$12	$(11)
Derivatives	(1,160)	20	(17)	(1,143)	47	(54)
Other
Other liabilities	(60)	–	–	(68)	–	–
	$(1,376)	$24	$(21)	$(1,596)	$59	$(65)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2019
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$16,062	$–	$–	$–	$–	$16,062
Amortized cost securities (2)	–	523	44,581	–	45,104	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	48,784	–	12,110	–	12,110	60,894
Loans
Retail	66,647	–	352,717	5,052	357,769	424,416
Wholesale	6,596	–	173,274	4,775	178,049	184,645
	73,243	–	525,991	9,827	535,818	609,061
Other assets	49,761	–	469	145	614	50,375
	187,850	523	583,151	9,972	593,646	781,496
Deposits
Personal	195,583	–	81,179	591	81,770	277,353
Business and government	296,166	–	155,646	724	156,370	452,536
Bank	15,093	–	7,671	9	7,680	22,773
	506,842	–	244,496	1,324	245,820	752,662
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	–	–	–	–	7,974
Other liabilities	50,601	–	445	9,978	10,423	61,024
Subordinated debentures	8	–	9,864	58	9,922	9,930
	$565,425	$–	$254,805	$11,360	$266,165	$831,590

	As at October 31, 2018
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$16,197	$–	$–	$–	$–	$16,197
Amortized cost securities (2)	–	470	44,897	–	45,367	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	57,099	–	18,391	–	18,391	75,490
Loans
Retail	65,847	–	323,114	5,090	328,204	394,051
Wholesale	8,889	–	154,781	4,417	159,198	168,087
	74,736	–	477,895	9,507	487,402	562,138
Other assets	45,559	–	480	166	646	46,205
	193,591	470	541,663	9,673	551,806	745,397
Deposits
Personal	184,887	–	69,606	622	70,228	255,115
Business and government	270,349	–	160,010	799	160,809	431,158
Bank	15,218	–	10,235	9	10,244	25,462
	470,454	–	239,851	1,430	241,281	711,735
Obligations related to assets sold under repurchase agreements and securities loaned	4,264	–	712	–	712	4,976
Other liabilities (3)	46,195	–	406	9,128	9,534	55,729
Subordinated debentures	–	–	9,260	59	9,319	9,319
	$520,913	$–	$250,229	$10,617	$260,846	$781,759

(1)	Certain financial instruments have not been assigned to a level as the carrying amount always approximates their fair values due to their short-term nature (instruments that are receivable or payable on demand, or with original maturity of three months or less) and insignificant credit risk.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.
(3)	Commencing Q4 2019, the accrued interest payable recorded on certain deposits carried at FVTPL previously presented in deposits is presented in other liabilities. Amounts have been reclassified to conform with this presentation.